TAXATION (Tables)	12 Months Ended
Dec. 31, 2022
TAXATION
Schedule of income before income tax, domestic and foreign

	For the year ended December 31
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Mainland China	(1,095,015)	(1,646,607)	(2,475,677)	(358,939)
Non-mainland China	147,721	70,592	(188,238)	(27,292)
	(947,294)	(1,576,015)	(2,663,915)	(386,231)

Schedule of current and deferred components of income tax expense (benefit)

	For the year ended December 31
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Current income tax expense	15,081	27,593	59,668	8,651
Deferred income tax benefit	(177)	(11,852)	(35,195)	(5,103)
	14,904	15,741	24,473	3,548

Schedule of effective income tax expense reconciliation

	For the year ended December 31
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Loss before income tax	(947,294)	(1,576,015)	(2,663,915)	(386,231)
Income tax computed at the mainland China statutory tax rate of 25%	(236,824)	(394,004)	(665,978)	(96,558)
Effect of tax holiday and preferential tax rates	(44,121)	7,083	52,651	7,634
Effect of different tax rates in different jurisdictions	10,580	(1,681)	58,266	8,448
Other non-taxable income	(35,454)	(24,999)	(28,993)	(4,204)
Non-deductible expenses	14,060	36,719	5,727	830
Share-based compensation costs	82,528	108,588	90,015	13,051
Research and development super deduction	(113,388)	(146,639)	(64,718)	(9,383)
Withholding tax and others	11,581	9,552	10,785	1,564
Change in valuation allowance	399,756	434,056	525,169	76,142
True-up adjustments in respect of prior year’s annual tax filing	(83,342)	(3,474)	(15,195)	(2,203)
Expiration of tax loss carryforward	—	—	124,555	18,059
Tax rate change on deferred items	9,528	(9,460)	(67,811)	(9,832)
Income tax expense	14,904	15,741	24,473	3,548

Schedule of deferred tax assets and liabilities

	As at December 31
	2021	2022	2022
	RMB	RMB	US$
Deferred tax assets:
Tax loss carried forward	1,841,192	2,318,161	336,102
Accrued expenses	235,737	84,428	12,241
Depreciation	7,082	17,073	2,475
Allowance for credit losses	53,436	85,666	12,420
Government grant	4,266	5,779	838
Operating lease liabilities	63,781	57,828	8,384
Accrued interest	170,337	197,767	28,674
Finance lease liabilities	—	47,505	6,888
Others	2,737	8,241	1,194
Less: valuation allowance	(1,881,873)	(2,415,627)	(350,233)
	496,695	406,821	58,983
Deferred tax liabilities:
Operating lease right-of-use assets	57,300	46,367	6,723
One-time deduction for fixed asset purchases	337,564	231,532	33,569
Long-lived assets arising from acquisition	277,267	238,672	34,603
Finance lease right-of-use assets	—	41,530	6,021
Others	22,655	15,772	2,287
	694,786	573,873	83,203

Net deferred tax liabilities：	198,091	167,052	24,220

Summary of unrecognized tax benefit

	As at December 31
	2021	2022	2022
	RMB	RMB	US$
Balance at beginning of the year	12,613	59,049	8,561
Additions from the business acquisitions	19,551	—	—
Additions based on tax position related to current year	26,885	15,894	2,304
Additions based on tax positions related to prior year	—	22,462	3,257
Reductions for tax positions related to prior years	—	(38,687)	(5,609)
Balance at end of the year	59,049	58,718	8,513